Note 13 - Financial Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of total financial expenses [text block]
	2017	2016	2015

Transaction costs – embedded derivatives	$35,175	$-	$819,271
Accretion – preferred shares	2,479,162	3,742,178	2,378,992
Loss on re-measurement at fair value – embedded derivatives	77,902,663	33,982,042	52,563,759
Bank charges and other interest	14,320	11,487	11,334
Foreign exchange losses (gains)	6,482	(90,000)	366,765
Total financial expenses	$80,437,802	$37,645,707	$56,140,121